Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Income tax recognized in profit or loss
	Year ended December 31,
	2020	2019	2018
	(Euro, in thousands)
Current tax	€(1,069)	€(1,372)	€(584)
Deferred tax	(157)	1,537	(238)
Income taxes	€(1,226)	€165	€(822)

Tax Liabilities
	December 31,
	2020	2019	2018
	(Euro, in thousands)
Current tax payable	€1,248	€2,037	€1,175
Total tax liabilities	€1,248	€2,037	€1,175

Tax reconciled to the accounting result
	Year ended December 31,
	2020	2019	2018
	(Euro, in thousands)

Income/loss (-) before tax	€(309,775)	€148,525	€(31,417)
Income tax debit/credit (-), calculated using the Belgian statutory tax rate on the accounting income/loss (-) before tax (theoretical)	(77,444)	43,934	(9,293)
Tax expenses/income (-) in statement of operations (effective)	1,226	(165)	822
Difference in tax expense/income to explain	€78,670	€(44,097)	€10,116

Effect of tax rates in other jurisdictions	€184	€960	€599
Effect of non-taxable revenues	(10,196)	(13,079)	(11,547)
Effect of share based payment expenses without tax impact	19,990	10,318	7,530
Effect of expenses/income (-) not subject to tax	(639)	53,394	175
Effect of non tax-deductible expenses	1,053	724	914
Effect of recognition of previously non recognized deferred tax assets	(475)	(2,286)	(532)
Effect of tax losses (utilized) reversed	(150)	(136)	(150)
Effect of under or over provision in prior periods	(25)	30	—
Effect of non-recognition of deferred tax assets	69,141	47,413	13,127
Effect of derecognition of previously recognized deferred tax assets	157	—	—
Effect of use of investment deduction	(370)	—	—
Effect of use of IID	—	(141,435)	—
Total explanations	€78,670	€(44,097)	€10,116